CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical)(Class A Ordinary Shares [Member])	12 Months Ended
	Dec. 31, 2013 IPO [Member]	Dec. 31, 2013 Private Placement [Member]
Shares issued	25,300,000	1,764,706